BASIS OF PRESENTATION - Unaudited Condensed Consolidated Statement of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net cash used in operating activities
Net loss		$ 9,196	$ 17,395	$ (26,078)	$ (30,112)
Stock-based compensation		88	(251)	(300)	1,029
Accounts receivable, net		6,436	9,511	11,542	12,667
Income taxes	$ (3,144)	(815)
Deferred income taxes			(833)	$ (807)	$ 191
As Previously Reported
Net cash used in operating activities
Net loss		9,576	17,015
Stock-based compensation		(56)	(107)
Accounts receivable, net		6,055	9,130
Income taxes	(4,314)	(198)
Deferred income taxes			(216)
Adjustments
Net cash used in operating activities
Net loss		(380)	380
Stock-based compensation		144	(144)
Accounts receivable, net		381	381
Income taxes	$ 1,170	$ (617)
Deferred income taxes			$ (617)